Commitment and Contingencies - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2022	$ 99
2023	96	$ 139
2024	90	96
Total lease payments	$ 285	$ 325